SURGEONS DIVERSIFIED
                                 INVESTMENT FUND





December 30, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re: Surgeons Diversified Investment Fund
          333-133844


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Surgeons Diversified Investment Fund's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary